Consolidated Balance Sheets - USD ($)	Jul. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Current assets:
Cash and cash equivalents	$ 313,543	$ 20,962	$ 72,099
Prepaid expenses and other current assets	43,459	17,818	14,356
Total current assets	357,002	38,780	86,455
Noncurrent assets:
Property and equipment, net	7,940	11,175	17,644
Total noncurrent assets	7,940	11,175	17,644
Total assets	364,942	49,955	104,099
Current:
Accounts payable and accrued liabilities	181,148	229,032	165,212
Convertible promissory note, net of unamortized debt discount of $39,650 and $0 at July 31, 2025 and January 31, 2025, respectively	264,500	214,606	95,000
Derivative liability	145,400	311,338	2,547,458
Total current liabilities	1,135,762	1,691,512	3,134,498
Long-term:
Long-term debt - SBA, net of current portion	32,400	32,400	32,400
Total long-term liabilities	32,400	32,400	32,400
Total liabilities	1,168,162	1,723,912	3,166,898
Commitments and Contingencies
Stockholders’ deficit:
Class A common stock - $.00001 par value; 500,000 authorized; 500,000 shares issued and outstanding at July 31, 2025 and January 31, 2025	5	5	5
Common stock - $.00001 par value; 149,500,000 authorized; 70,348,449 and 53,332,498 shares issued and outstanding at July 31, 2025 and January 31, 2025, respectively	703	533	498
Additional paid-in capital	59,213,312	57,787,901	58,538,033
Subscription receivable	(101,100)	(101,100)	(117,850)
Accumulated deficit	(59,916,140)	(59,361,296)	(61,483,485)
Total stockholders’ deficit	(803,220)	(1,673,957)	(3,062,799)
Total liabilities and stockholders’ deficit	364,942	49,955	104,099
Related Party [Member]
Current:
Accrued expenses, related party	5,945	938
Advances	265,000	205,000
Notes payable	257,000	721,598	326,828
Nonrelated Party [Member]
Current:
Advances		9,000
Notes payable	$ 16,769